LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of amounts arising from insurance contracts [Abstract]
Schedule of Insurance Contracts
Insurance contract and participating investment contract liabilities are comprised as follows:

	2021			2020
	Gross	Reinsurance[1]	Net	Gross	Reinsurance[1]	Net
	£m	£m	£m	£m	£m	£m
Life insurance (see (1) below):
Insurance contracts	109,200	(740)	108,460	102,424	(820)	101,604
Participating investment contracts	13,623	—	13,623	13,041	—	13,041
	122,823	(740)	122,083	115,465	(820)	114,645
Non-life insurance contracts (see (2) below):
Unearned premiums	312	(16)	296	330	(14)	316
Claims outstanding	288	—	288	265	—	265
	600	(16)	584	595	(14)	581
Total	123,423	(756)	122,667	116,060	(834)	115,226
1Reinsurance balances are reported within other assets.

Schedule of Life Insurance and Participating Contract Liabilities
The movement in life insurance contract and participating investment contract liabilities over the year can be analysed as follows:

	Insurance contracts	Participating investment contracts	Gross	Reinsurance	Net
	£m	£m	£m	£m	£m
At 1 January 2020	96,812	14,063	110,875	(715)	110,160
New business	3,780	28	3,808	(100)	3,708
Changes in existing business	1,832	(1,050)	782	(5)	777
Change in liabilities charged to the income statement (note 10)	5,612	(1,022)	4,590	(105)	4,485
At 31 December 2020	102,424	13,041	115,465	(820)	114,645
New business	3,427	40	3,467	(110)	3,357
Changes in existing business	3,437	570	4,007	190	4,197
Change in liabilities charged to the income statement (note 10)	6,864	610	7,474	80	7,554
Exchange and other adjustments	(88)	(28)	(116)	—	(116)
At 31 December 2021	109,200	13,623	122,823	(740)	122,083

Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts
Liabilities for insurance contracts and participating investment contracts can be split into with-profit fund liabilities, accounted for using the PRA’s realistic capital regime (realistic liabilities), and non-profit fund liabilities, accounted for using a prospective actuarial discounted cash flow methodology, as follows:

	2021			2020
	With-profit fund	Non-profit fund	Total	With-profit fund	Non-profit fund	Total
	£m	£m	£m	£m	£m	£m
Insurance contracts	7,232	101,968	109,200	7,824	94,600	102,424
Participating investment contracts	6,641	6,982	13,623	6,475	6,566	13,041
Total	13,873	108,950	122,823	14,299	101,166	115,465

Schedule of Provisions for Unearned Premiums
The movements in non-life insurance contract liabilities and reinsurance assets over the year have been as follows:

	2021	2020
	£m	£m
Provisions for unearned premiums
Gross provision at 1 January	330	333
Increase in the year	624	655
Release in the year	(642)	(658)
Change in provision for unearned premiums charged to income statement	(18)	(3)
Gross provision at 31 December	312	330
Reinsurers’ share	(16)	(14)
Net provision at 31 December	296	316

Schedule of Insurance Claims Outstanding
These provisions represent the liability for short-term insurance contracts for which the Group’s obligations are not expired at the year end.

	2021	2020
	£m	£m
Claims outstanding
Gross claims outstanding at 1 January	265	241
Cash paid for claims settled in the year	(305)	(294)
Increase in liabilities charged to the income statement[1]	328	318
	23	24
Gross claims outstanding at 31 December	288	265
Reinsurers’ share	—	—
Net claims outstanding at 31 December	288	265
Notified claims	177	141
Incurred but not reported	111	124
Net claims outstanding at 31 December	288	265
1Of which an increase of £367 million (2020: increase of £362 million) was in respect of current year claims and a decrease of £39 million (2020: decrease of £44 million) was in respect of prior year claims.